Other Assets - Schedule of Other Assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current
Total Current	¥ 114,898,590	$ 15,741,042	¥ 117,047,122
Non-current
Total Non-current	102,545,847	14,048,723	104,725,600
Less: impairment provision	(192,305,859)	(26,345,795)	(193,714,980)
Receivable from on-line payment platforms [Member]
Current
Total Current	33,710,165	4,618,274	39,540,599
Interest receivable [Member]
Current
Total Current	1,413,179	193,605	13,666,330
Deposits [Member]
Current
Total Current	13,408,363	1,836,938	16,066,771
Advance to suppliers [Member]
Current
Total Current	14,671,464	2,009,982	12,190,988
VAT recoverable [Member]
Current
Total Current	16,958,328	2,323,281	13,096,157
Non-current
Total Non-current	13,963,593	1,913,004	17,872,226
Others [Member]
Current
Total Current	34,737,091	4,758,962	22,486,277
Non-current
Total Non-current	37,059,802	5,077,172	31,613,426
Rental deposit [Member]
Non-current
Total Non-current	51,522,452	7,058,547	56,649,069
Purchase and rental deposits for buildings [Member]
Non-current
Total Non-current	¥ 192,305,859	$ 26,345,795	¥ 192,305,859